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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number: 028-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer      New York, New York    November 12, 2001
  ________________________  ____________________  _________________
    [Signature]                [City, State]         [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $199,472,782


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



























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
                                                            FORM 13F
                                                       September 30, 2001
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                                 FAIR                      SHARED       (C)
                    TITLE           CUSIP        MARKET    SHRS OR  (A)   AS DEFINED   SHARED-  MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS        NUMBER        VALUE     PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------        ------        ------    -------  ----  -----------  -----    ------------  ----  ------ ----


AES Corp              Com       00130H 10 5    5,235,688   408,400          408,400                1               408,400
Aquila Inc Del        Cl A      03840J 10 6    1,090,000    50,000           50,000                1                50,000
Cinergy Corp          Com       172474 10 8   17,595,900   570,000          570,000                1               570,000
C-Mac Inds Inc        Com       125920 10 8      201,394    10,100           10,100                1                10,100
CMS Energy Corp       Com       125896100      6,500,000   325,000          325,000                1               325,000
Comcast Corp          Cl A SPL  200300 20 0       35,870     1,000            1,000                1                 1,000
Constellation Energy
  Group Inc           Com       210371100     13,617,340   562,700          562,700                1               562,700
Dean Foods Co         Com       242361 10 3    1,156,250    25,000           25,000                1                25,000
Deutsche Telekom AG   Sponsored
                        ADR     251566 10 5      310,000    20,000           20,000                1                20,000
Duke Energy Corp      Com       264399106      1,797,875    47,500           47,500                1                47,500
Duramed
  Pharmaceuticals Inc Com       266354 10 9      163,944     8,100            8,100                1                 8,100
Entergy Corp New      Com       29364G 10 3   20,002,500   562,500          562,500                1               562,500
Eprise Corp           Com       294352 10 9       18,879    20,300           20,300                1                20,300
Firstenergy Corp      Com       337932 10 7   23,964,270   666,600          666,600                1               666,600
FPL Group Inc         Com       302571104     20,156,220   376,400          376,400                1               376,400
Fuelcell Energy Inc   Com       35952H 10 6      148,100    10,000           10,000                1                10,000
Genuity Inc           Cl A      37248E 10 3       39,250    25,000           25,000                1                25,000
GPU Inc               Com       36225X 10 0    6,054,000   150,000          150,000                1               150,000
Heller Financial Inc  Cl A      423328 10 3      765,165    14,500           14,500                1                14,500
Infonet Svcs Corp     Cl B      45666T 10 6       57,620    26,800           26,800                1                26,800
Insight Health
  Svcs Corp           Com       45766Q 10 1      556,725    32,500           32,500                1                32,500
Metawave
  Communications CP   Com       591409 10 7       13,500     5,000            5,000                1                 5,000
Mykrolis Corp         Com       62852P 10 3       53,820     6,000            6,000                1                 6,000
Nasdaq 100 TR         Unit
                        Ser 1   631100 10 4      869,400    30,000           30,000                1                30,000
Nisource Inc          Com       65473P 10 5   14,568,750   625,000          625,000                1               625,000





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Oplink Communications
  Inc                 Com       68375Q 10 6       38,808    58,800           58,800                1                58,800
Orion Pwr Hldgs Inc   Com       686286 10 5    4,462,500   175,000          175,000                1               175,000
P G & E Corp          Com       69331C 10 8   13,186,000   867,500          867,500                1               867,500
Peoples Energy Corp   Com       711030 10 6    1,387,624    34,900           34,900                1                34,900
Picturetel Corp       Com New   720035 30 2      672,750   112,500          112,500                1               112,500
Pinnacle West Cap
  Corp                Com       723484101      7,757,380   195,400          195,400                1               195,400
PPL Corp              Com       69351T 10 6    2,200,500    67,500           67,500                1                67,500
Princeton Review Inc  Com       742352 10 7      293,125    46,900           46,900                1                46,900
Ralston Purina Co     Com       751277 30 2      410,000    12,500           12,500                1                12,500
Reliant Res Inc       Com       75952B 10 5    9,477,000   585,000          585,000                1               585,000
RGS Energy Group Inc  Com       74956K 10 4    3,494,610    90,300           90,300                1                90,300
Sage Inc              Com       786632 10 9      152,500    10,000           10,000                1                10,000
SBC Communications
  Inc                 Com       78387G 10 3      235,600     5,000            5,000                1                 5,000
Sierra Pac Res New    Com       826428104      4,379,000   290,000          290,000                1               290,000
Texaco Inc            Com       881694 10 3      793,000    12,200           12,200                1                12,200
TXU Corp              Com       873168 10 8   14,938,200   322,500          322,500                1               322,500
Verizon
  Communications      Com       92343V 10 4      405,825     7,500            7,500                1                 7,500
Westcoast Energy Inc  Com       95751D 10 2      215,900     8,500            8,500                1                 8,500

TOTAL                                        199,472,782 7,480,400








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02192001.AL0